Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—112.8%
AUSTRALIA—6.6%
Diversified REITs—2.1%
Charter Hall Group, REIT	277,476	$ 3,574,824
Stockland, REIT	995,166	3,528,147
		7,102,971
Industrial REITs—3.3%
Goodman Group, REIT	484,242	10,826,909
Self Storage REITs—1.2%
National Storage REIT	2,503,384	3,838,590
Total Australia		21,768,470
BELGIUM—1.4%
Industrial REITs—1.1%
Warehouses De Pauw CVA, REIT	154,285	3,600,418
Self Storage REITs—0.3%
Shurgard Self Storage Ltd., REIT	25,753	1,021,938
Total Belgium		4,622,356
FRANCE—4.2%
Diversified REITs—0.8%
Covivio SA, REIT	42,764	2,768,619
Office REITs—0.8%
Gecina SA, REIT	26,017	2,556,759
Retail REITs—2.6%
Unibail-Rodamco-Westfield, REIT(a)	87,016	8,435,267
Total France		13,760,645
GERMANY—2.8%
Real Estate Operating Companies—2.8%
TAG Immobilien AG	159,805	2,569,352
Vonovia SE(b)	212,648	6,599,652
		9,169,004
HONG KONG—2.6%
Real Estate Development—0.9%
Henderson Land Development Co. Ltd.	811,000	2,837,912
Real Estate Operating Companies—1.7%
Hang Lung Properties Ltd.	2,379,000	2,450,033
Hongkong Land Holdings Ltd.	512,100	3,098,205
		5,548,238
Total Hong Kong		8,386,150
JAPAN—9.9%
Diversified Real Estate Activities—4.1%
Mitsubishi Estate Co. Ltd.	434,000	8,125,528
Sumitomo Realty & Development Co. Ltd.	146,800	5,362,482
		13,488,010
Hotel & Resort REITs—0.9%
Invincible Investment Corp., REIT	6,464	2,874,987
Office REITs—2.9%
Japan Real Estate Investment Corp.	4,547	3,688,094
Orix JREIT, Inc.	4,381	5,726,980
		9,415,074
Retail REITs—2.0%
Japan Metropolitan Fund Invest, REIT	9,279	6,748,829
Total Japan		32,526,900
	Shares	Value

MEXICO—0.6%
Real Estate Operating Companies—0.6%
Corp. Inmobiliaria Vesta SAB de CV	733,833	$ 2,068,269
NETHERLANDS—2.4%
Real Estate Operating Companies—2.4%
CTP NV(b)(c)	368,709	7,819,805
SINGAPORE—2.7%
Data Center REITs—1.3%
Keppel DC REIT	1,287,600	2,343,202
NTT DC REIT(a)	2,056,900	1,933,486
		4,276,688
Diversified REITs—1.2%
CapitaLand Integrated Commercial Trust, REIT	2,342,727	3,955,602
Industrial REITs—0.2%
Daiwa House Logistics Trust, REIT	1,149,700	503,605
Total Singapore		8,735,895
SWEDEN—1.3%
Real Estate Operating Companies—1.3%
Catena AB	97,682	4,412,707
SWITZERLAND—1.6%
Real Estate Operating Companies—1.6%
PSP Swiss Property AG	30,478	5,171,029
UNITED KINGDOM—3.9%
Diversified REITs—1.1%
British Land Co. PLC, REIT	777,976	3,575,526
Industrial REITs—1.9%
LondonMetric Property PLC, REIT	2,446,579	6,157,225
Multi-Family Residential REITs—0.9%
UNITE Group PLC, REIT	312,640	3,082,440
Total United Kingdom		12,815,191
UNITED STATES—72.8%
Data Center REITs—8.4%
Digital Realty Trust, Inc., REIT(b)	85,958	15,166,429
Equinix, Inc., REIT(b)	15,782	12,391,553
		27,557,982
Health Care REITs—20.8%
American Healthcare REIT, Inc.	297,497	11,495,284
Omega Healthcare Investors, Inc., REIT(b)	196,788	7,655,053
Ventas, Inc., REIT(b)	207,455	13,936,827
Welltower, Inc., REIT(b)	213,158	35,185,991
		68,273,155
Hotel & Resort REITs—1.0%
Host Hotels & Resorts, Inc., REIT(b)	198,298	3,117,245
Industrial REITs—5.0%
Prologis, Inc., REIT(b)	153,808	16,423,618
Multi-Family Residential REITs—7.0%
AvalonBay Communities, Inc., REIT(b)	40,953	7,628,725
Camden Property Trust, REIT	56,398	6,158,661
Essex Property Trust, Inc., REIT(b)	34,978	9,100,576
		22,887,962
Office REITs—2.3%
Hudson Pacific Properties, Inc., REIT(a)	615,318	1,507,529

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2025
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Kilroy Realty Corp., REIT	112,598	$ 4,150,363
SL Green Realty Corp., REIT	34,925	1,999,456
		7,657,348
Other Specialized REITs—2.0%
EPR Properties, REIT	118,680	6,532,147
Retail REITs—16.9%
Brixmor Property Group, Inc., REIT	196,432	5,132,768
Curbline Properties Corp., REIT	157,218	3,474,518
InvenTrust Properties Corp., REIT	135,902	3,746,818
NNN REIT, Inc.	85,105	3,511,432
Phillips Edison & Co., Inc., REIT	74,835	2,528,675
Realty Income Corp., REIT(b)	261,922	14,701,682
Regency Centers Corp., REIT	113,140	8,078,196
Simon Property Group, Inc., REIT(b)	87,887	14,395,012
		55,569,101
Self Storage REITs—4.6%
Public Storage, REIT(b)	41,069	11,168,304
Smartstop Self Storage REIT, Inc.	114,500	3,879,260
		15,047,564
Single-Family Residential REITs—4.8%
Invitation Homes, Inc., REIT	303,728	9,309,263
Sun Communities, Inc., REIT	53,053	6,580,164
		15,889,427
Total United States		238,955,549
Total Common Stocks		370,211,970
	Shares	Value
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(d)	3,515,328	$ 3,515,328
Total Short-Term Investment		3,515,328
Total Investments (Cost $333,044,644)—113.9%		373,727,298
Liabilities in Excess of Other Assets—(13.9%)		(45,496,374)
Net Assets—100.0%		$328,230,924

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
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Notes to Portfolio of Investments  (concluded)
July 31, 2025 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4